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October 3, 1997


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


VIA EDGAR


Re: Summit Investment Trust (the "Trust"): File Nos. 33-76250 and 811-8406


Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T.

As the Secretary of the Trust, I hereby certify that the definitive Prospectus and Statement of Additional Information for the Summit High Yield Fund, each dated September 30, 1997, which would have been filed by the Trust pursuant to Rule 497(c), do not differ from those contained in the Trust's most recent Registration Statement on Form N-1A, filed via Edgar on September 30, 1997.

If you have any questions concerning this filing, please do not hesitate to call me at (614) 470-8000.


Sincerely,

/s/ Craig C. Rudesill

Craig C. Rudesill
Secretary of the Trust